Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2011
Derivative financial instruments and risk management
Location and fair value of derivative instruments reported in the Statement of Financial Position

Consolidated Statement of Financial Position Location

		Asset (Liability) Fair Value
		Years ended December 31,
		2011	2010	2009
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$54	$65	$27
Machinery and Power Systems	Long-term receivables — trade and other	19	52	125
Machinery and Power Systems	Accrued expenses	(73)	(66)	(22)
Machinery and Power Systems	Other liabilities	(10)	(1)	(3)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	1	1
Machinery and Power Systems	Accrued expenses	—	—	(1)
Financial Products	Receivables — trade and other	15	14	18
Financial Products	Long-term receivables — trade and other	233	197	127
Financial Products	Accrued expenses	(6)	(18)	(100)
		$232	$244	$172

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$27	$120	$—
Machinery and Power Systems	Long-term receivables — trade and other	—	—	66
Machinery and Power Systems	Accrued expenses	(12)	(46)	—
Machinery and Power Systems	Other liabilities	(85)	(58)	(3)
Financial Products	Receivables — trade and other	7	6	20
Financial Products	Accrued expenses	(16)	(9)	(18)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	(6)	(7)
Financial Products	Receivables — trade and other	—	—	1
Financial Products	Long-term receivables — trade and other	—	—	1
Financial Products	Accrued expenses	(1)	(1)	(6)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	2	17	10
Machinery and Power Systems	Accrued expenses	(9)	—	—
		$(87)	$23	$64

Schedule of effect of derivatives designated as fair value hedging instruments on Consolidated Results of Operations

		Year ended December 31, 2011
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

		Year ended December 31, 2009
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$1	$(1)
Financial Products	Other income (expense)	(205)	220
		$(204)	$219

Schedule of effect of derivatives designated as cash flow hedging instruments on Consolidated Results of Operations

	Year ended December 31, 2011
		Recognized in Earnings
(Millions of dollars)	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70	$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(1)	Interest expense of Financial Products	(12)	(2)[1]
	$33		$55	$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)	$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)	—
Financial Products	(7)	Interest expense of Financial Products	(49)	(1)[1]
	$(79)		$(53)	$1

	Year ended December 31, 2009
		Recognized in Earnings
	Recognized in AOCI - Effective Portion	Classification of Gains (Losses)	Reclassified from AOCI - Effective Portion	Recognized in Earnings - Ineffective Portion
Foreign exchange contracts
Machinery and Power Systems	$102	Other income (expense)	$176	$2
Interest rate contracts
Machinery and Power Systems	(30)	Other income (expense)	(3)	—
Financial Products	(37)	Interest expense of Financial Products	(83)	9	[1]
	$35		$90	$11

[1]	The ineffective portion recognized in earnings is included in Other income (expense).

Effect of derivatives not designated as hedging instruments on the Statement of Results of Operations

		Years ended December 31,
(Millions of dollars)	Classification of Gains or (Losses)	2011	2010	2009
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$(45)	$35
Financial Products	Other income (expense)	(15)	16	(134)
Interest rate contracts
Machinery and Power Systems	Other income (expense)	(149)	(8)	(3)
Financial Products	Other income (expense)	—	2	3
Commodity contracts
Machinery and Power Systems	Other income (expense)	(17)	15	10
		$(119)	$(20)	$(89)